Summary of significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment $ / ¥	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2025 USD ($) $ / ¥	Dec. 31, 2024 USD ($)
Summary of significant accounting policies
Transfer of assets from level 1 to level 2	¥ 0		¥ 0
Transfer of assets from level 2 to level 1	0		0
Transfer of assets in and out of level 3	0		0
Transfer of liabilities from level 1 to level 2	0		0
Transfer of liabilities from level 2 to level 1	0		0
Transfer of liabilities in and out of level 3	0		0
Credit loss for accounts receivable	785,698	$ 112,305	102,200	¥ 0
Deferred revenue	40,942		620,000	58,293	$ 5,852	$ 88,621
Impairment of long-lived assets	0		0	0
Short term operating lease expense	302,110	$ 43,183	0	0
Prepayment for acquisition	¥ 0		32,000,000
VAT rate	6.00%	6.00%
Penalties or interest relating to income taxes	¥ 0		0	0
Employee welfare contribution expenses	¥ 965,265	$ 137,972	¥ 557,800	¥ 475,456
Number of Reportable Segments | segment	4	4	1	1
Dilutive securities	¥ 0		¥ 0	¥ 0
Exchange rate | $ / ¥	6.9961				6.9961
Research and development expenses	¥ 2,135,816	$ 305,287	¥ 709,828	¥ 695,815